EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
E Q U I T Y [Abstract]
EQUITY
5. EQUITY

Equity financing

On June 25, 2013, the Company entered into a Securities Purchase Agreement (the “Agreement”) with three (3) investors for sale of an aggregate of 3,676,472 shares of the Company's common stock and warrants to purchase 11,029,416 shares of the Company’s common stock for total gross proceeds of $1,250,000, or a sales price of $0.34 per share.  The offering closed on June 28, 2013. The Company incurred $116,750 of direct costs in connection with the financing, resulting in net cash proceeds to the Company of $1,133,250.  The purchasers who entered into the Securities Purchase Agreement were also issued warrants to purchase up to 11,029,416 shares of the Company’s common stock. The warrants were issued in three groups of 3,676,472 each and have initial exercise prices of $0.40, $0.50 and $0.60 per share, respectively, are exercisable immediately upon issuance and have a term of exercise equal to five years. The Company also issued warrants to purchase up to 294,185 shares of the Company’s commons stock to its placement agent related to the financing. The placement agent warrants have an exercise price of $0.425 per share and a term of five years and are exercisable immediately.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures, provided that the exercise price shall not be reduced to less than $0.20 per share. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterized the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and the placement agent in the financing to be $1,249,025 at issuance based upon a weighted average black-scholes option pricing model.  For financial statement purposes, the amount of the derivative liability created from the issuance of the warrants of $1,249,025 has been offset to the net cash proceeds received of $1,133,250, resulting in a net reduction of additional paid in capital of $115,775 resulting from the sale of the units.

Common stock issued to employees

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet vested, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. During the three months ended June 30, 2013, the Company amortized $11,250 of the fair value of the common stock as services were provided and recognized as stock compensation in the Company’s statement of operations, and $146,250 remained unamortized as of the period then ended.

6. EQUITY

Common stock

During the year ended March 31, 2013, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. During the year ended March 31, 2013, the Company amortized $31,500 of the fair value of the common stock as services were provided and recognized as stock compensation in their statement of operations, and $157,500 remained unamortized as of the year then ended.